October 20, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds Post-Effective Amendment No. 116 under the Securities Act of 1933 and Amendment No. 118 under Investment Company Act of 1940
File Nos. 033-68666 and 811-8044

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A (Amendment No. 118 under the 1940 Act), including exhibits, marked to show changes from the Fund’s previously filed Post-Effective Amendment to its Registration Statement.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of making non-material changes and incorporating comments received from the staff of the Securities and Exchange Commission on August 6, 2010.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. Please contact either Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7785 if you have any questions.

Very truly yours, /s/ Corey L. Zarse Corey L. Zarse

CZ/vyt

Enclosures